Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Detail) - USD ($) $ in Millions		Mar. 31, 2019	Dec. 31, 2018
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	$ 369	$ 278
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		38	83
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		1	47
Net Amounts		330	148
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	184	94
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		1
Net Amounts		181	88
Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		42	19
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		7	2
Net Amounts		35	17
Commodity | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		19	19	[1]
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		5	12
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		1
Net Amounts		13	7
Commodity | Exchange
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		26	115	[1]
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		26	68
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral			47
Commodity | Virginia Electric and Power Company | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	3	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		1
Interest rate | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		323	142	[1]
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		6	1
Net Amounts		317	141
Interest rate | Virginia Electric and Power Company | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	181	88
Net Amounts		181	88
Interest rate | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		41	17
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		6
Net Amounts		35	17
Foreign currency | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		1	2	[1]
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		1	2
Foreign currency | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		1	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		$ 1	$ 2

[1]	Excludes $— million and $1 million of derivative liabilities at March 31, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.
[2]	Excludes $6 million and $9 million of derivative liabilities at March 31, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.